PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Aerospace & Defense — 1.6%
Airbus SE (France)*	377,282	$49,852,929
Raytheon Technologies Corp.	555,791	47,775,794
		97,628,723
Air Freight & Logistics — 0.5%
FedEx Corp.	124,863	27,381,207
Airlines — 0.6%
Delta Air Lines, Inc.*	889,049	37,882,378
Automobiles — 4.3%
General Motors Co.*	1,090,124	57,460,436
Tesla, Inc.*(a)	264,201	204,882,592
		262,343,028
Banks — 6.1%
Bank of America Corp.	1,916,922	81,373,339
Citigroup, Inc.	770,439	54,069,409
JPMorgan Chase & Co.	648,306	106,121,209
PNC Financial Services Group, Inc. (The)	327,348	64,042,363
Truist Financial Corp.	1,092,659	64,084,450
		369,690,770
Beverages — 0.6%
PepsiCo, Inc.	246,730	37,110,659
Biotechnology — 0.4%
BioNTech SE (Germany), ADR*(a)	91,122	24,875,395
Building Products — 1.0%
Johnson Controls International PLC	913,756	62,208,508
Capital Markets — 2.3%
Blackstone, Inc.	442,855	51,521,751
Goldman Sachs Group, Inc. (The)	239,754	90,634,204
		142,155,955
Chemicals — 1.3%
Linde PLC (United Kingdom)	279,016	81,857,714
Communications Equipment — 0.6%
Cisco Systems, Inc.	692,428	37,688,856
Consumer Finance — 1.5%
Capital One Financial Corp.	359,878	58,289,440
SLM Corp.(a)	1,809,677	31,850,315
		90,139,755
Containers & Packaging — 0.9%
Crown Holdings, Inc.	519,634	52,368,715
Entertainment — 3.3%
Netflix, Inc.*	174,338	106,405,455
Spotify Technology SA*	143,516	32,339,895
Walt Disney Co. (The)*	368,694	62,371,964
		201,117,314
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	85,147	38,260,805
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	428,409	$59,711,646
		97,972,451
Food Products — 0.8%
Mondelez International, Inc. (Class A Stock)	824,252	47,954,981
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	464,138	54,828,622
Danaher Corp.	162,157	49,367,077
Zimmer Biomet Holdings, Inc.	279,304	40,878,933
		145,074,632
Health Care Providers & Services — 1.2%
Cigna Corp.	137,193	27,460,551
Laboratory Corp. of America Holdings*	172,204	48,465,094
		75,925,645
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	271,424	45,531,376
Chipotle Mexican Grill, Inc.*	17,716	32,199,184
McDonald’s Corp.	152,795	36,840,403
Royal Caribbean Cruises Ltd.*(a)	411,873	36,636,103
		151,207,066
Household Durables — 0.5%
D.R. Horton, Inc.	356,928	29,971,244
Household Products — 0.6%
Procter & Gamble Co. (The)	239,033	33,416,813
Industrial Conglomerates — 0.5%
General Electric Co.	316,562	32,615,383
Insurance — 2.5%
Chubb Ltd.	362,217	62,837,405
Marsh & McLennan Cos., Inc.	294,913	44,658,676
MetLife, Inc.	754,489	46,574,606
		154,070,687
Interactive Media & Services — 9.2%
Alphabet, Inc. (Class A Stock)*	73,187	195,666,908
Alphabet, Inc. (Class C Stock)*	36,711	97,846,195
Bumble, Inc. (Class A Stock)*(a)	234,244	11,707,515
Facebook, Inc. (Class A Stock)*	333,880	113,315,533
Match Group, Inc.*	376,725	59,142,058
Snap, Inc. (Class A Stock)*	1,119,472	82,695,397
		560,373,606
Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.*	63,632	209,033,665
MercadoLibre, Inc. (Argentina)*	49,305	82,802,817
		291,836,482
IT Services — 10.6%
Adyen NV (Netherlands), 144A*	35,771	99,845,224
Affirm Holdings, Inc.*(a)	215,709	25,697,413
Mastercard, Inc. (Class A Stock)	156,023	54,246,077
Okta, Inc.*	131,518	31,214,482
PayPal Holdings, Inc.*	276,683	71,995,683
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	111,475	$151,135,575
Snowflake, Inc. (Class A Stock)*	31,541	9,538,945
Square, Inc. (Class A Stock)*	293,614	70,420,382
Twilio, Inc. (Class A Stock)*	176,986	56,467,383
Visa, Inc. (Class A Stock)(a)	335,822	74,804,351
		645,365,515
Life Sciences Tools & Services — 0.3%
Sartorius Stedim Biotech (France)	35,760	20,031,822
Machinery — 1.2%
Fortive Corp.	478,194	33,746,151
Otis Worldwide Corp.	500,961	41,219,071
		74,965,222
Multi-Utilities — 1.4%
Dominion Energy, Inc.	1,197,807	87,463,867
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	2,686,941	182,093,992
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	200,574	60,158,160
Pharmaceuticals — 3.7%
AstraZeneca PLC (United Kingdom), ADR	1,183,212	71,063,713
Bristol-Myers Squibb Co.	666,244	39,421,657
Eli Lilly & Co.	489,075	113,000,779
		223,486,149
Road & Rail — 1.6%
Uber Technologies, Inc.*	1,253,424	56,153,395
Union Pacific Corp.	197,755	38,761,958
		94,915,353
Semiconductors & Semiconductor Equipment — 5.8%
Broadcom, Inc.	125,299	60,761,244
Lam Research Corp.	77,295	43,992,449
NVIDIA Corp.	679,081	140,678,420
QUALCOMM, Inc.	344,812	44,473,852
Texas Instruments, Inc.	322,975	62,079,025
		351,984,990
Software — 8.7%
Adobe, Inc.*	184,688	106,328,575
Atlassian Corp. PLC (Class A Stock)*	147,213	57,622,112
Crowdstrike Holdings, Inc. (Class A Stock)*	212,232	52,162,381
Microsoft Corp.	757,455	213,541,714
salesforce.com, Inc.*	258,807	70,193,635
Trade Desk, Inc. (The) (Class A Stock)*	460,088	32,344,186
		532,192,603
Specialty Retail — 2.9%
Carvana Co.*(a)	105,398	31,781,713
Home Depot, Inc. (The)	102,077	33,507,796
Lowe’s Cos., Inc.	222,027	45,040,397
Ross Stores, Inc.	314,684	34,253,354
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	477,632	$31,514,159
		176,097,419
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	1,666,015	235,741,123
Textiles, Apparel & Luxury Goods — 2.8%
Lululemon Athletica, Inc.*	129,016	52,212,775
LVMH Moet Hennessy Louis Vuitton SE (France)	103,846	74,191,628
NIKE, Inc. (Class B Stock)	309,717	44,980,200
		171,384,603
Trading Companies & Distributors — 0.6%
United Rentals, Inc.*	95,637	33,561,892

Total Long-Term Investments (cost $3,178,374,073)		6,034,310,677
Short-Term Investments — 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	62,858,161	62,858,161
PGIM Institutional Money Market Fund (cost $197,337,591; includes $197,328,545 of cash collateral for securities on loan)(b)(wa)	197,728,229	197,609,592

Total Short-Term Investments (cost $260,195,752)		260,467,753

TOTAL INVESTMENTS—103.4% (cost $3,438,569,825)		6,294,778,430

Liabilities in excess of other assets — (3.4)%		(208,904,375)

Net Assets — 100.0%		$6,085,874,055

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,524,667; cash collateral of $197,328,545 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3